SEGMENT INFORMATION (Tables)	12 Months Ended
Nov. 30, 2014
Notes to Financial Statements
Reporting segment

The table below illustrates the Company’s results by reporting segment for the years ended November 30, 2014 and 2013:

Segment Information

	11/30/2014	11/30/2013
Revenue

Consulting	$0	$69,917
Logistics	739,586	61,443

Total Revenue	$739,586	$131,360

Cost of Sales

Consulting	$0	$0
Logistics	446,334	28,664

Total Product Cost	$446,334	$28,664

	8/31/2014	8/31/2013
Net Operating Income

Consulting	$(157,996)	$(136,540)
Logistics	29,729	26,593

Total Net Operating Income(Loss)	$(128,267)	$(109,947)

Intersegment Transactions non reportable in consolidated statements

Consulting Fees	$45,523	$0

Administrative Expense Logistics	$(45,523)	$0